Fair value of financial instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financial assets:
Instruments with carrying value that approximates fair value (carrying value)	$ 942,471		$ 881,573
Securities held-to-maturity (carrying value)	54,180		33,759
Loans, net (carrying value)	6,598,060	[1]	6,068,879	[2]
Instruments with carrying value that approximates fair value (Fair value)	942,471		881,573
Securities held-to-maturity (Fair value)	53,295		33,634
Loans, net (Fair value)	6,820,731	[1]	6,264,624	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (carrying value)	2,936,086		2,662,412
Short-term borrowings and debt (carrying value)	2,692,537		2,705,365
Long-term borrowings and debt (carrying value)	1,405,519		1,153,871
Commitments to extend credit, standby letters of credit, and financial guarantees written (carrying value)	7,637		6,827
Instruments with carrying value that approximates fair value (Fair value)	2,936,166		2,662,609
Short-term borrowings and debt (Fair value)	2,692,344		2,711,936
Long-term borrowings and debt (Fair value)	1,424,579		1,180,877
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	7,337		5,365
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Securities held-to-maturity (Fair value)	29,909		17,010
Loans, net (Fair value)	0	[1]	0	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Short-term borrowings and debt (Fair value)	0		0
Long-term borrowings and debt (Fair value)	0		0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	0		0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	942,471		881,573
Securities held-to-maturity (Fair value)	23,386		16,624
Loans, net (Fair value)	6,820,731	[1]	6,264,624	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	2,936,166		2,662,609
Short-term borrowings and debt (Fair value)	2,692,344		2,711,936
Long-term borrowings and debt (Fair value)	1,424,579		1,180,877
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	0		0
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Securities held-to-maturity (Fair value)	0		0
Loans, net (Fair value)	0	[1]	0	[2]
Financial liabilities:
Instruments with carrying value that approximates fair value (Fair value)	0		0
Short-term borrowings and debt (Fair value)	0		0
Long-term borrowings and debt (Fair value)	0		0
Commitments to extend credit, standby letters of credit, and financial guarantees written (Fair value)	$ 7,337		$ 5,365

[1]	The carrying value of loans is net of the Allowance for loan losses of $79.7 million and unearned income and deferred fees of $8.5 million for December 31, 2014.
[2]	The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.